Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Current trade receivables	$ 21,659	$ 25,175
Current receivables due from related parties	655	843
Other current receivables	3,524	3,936
Trade and other current receivables financial assets	25,838	29,954
Non-current
Non-current trade receivables	502	652
Non-current receivables due from related parties	0	26
Other non-current receivables	808	722
Trade and other non-current receivables financial assets	1,310	1,400
Current
Current portion of sales taxes and production taxes	1,165	1,028
Other current receivables non-financial asset	124	141
Trade and other current receivables non-financial assets	1,289	1,169
Non-current
Non-current portion of sales taxes and production taxes	356	355
Other non-current receivables non-finance asset	149	12
Trade and other non-current receivables non-financial assets	505	367
Trade and other current receivables	27,127	31,123
Trade and other non-current receivables	$ 1,815	$ 1,767